Voyage and Vessel operating expenses - Voyage expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage And Vessel Operating Expenses
Port charges	$ 64,446	$ 70,433	$ 63,027
Bunkers	170,731	189,424	139,252
Commissions – third parties	9,253	14,516	13,955
Commissions – related parties (Note 3)	4,140	4,140	3,870
Miscellaneous	5,273	8,021	6,007
Total voyage expenses	$ 253,843	$ 286,534	$ 226,111